SIGNIFICANT ACCOUNTING POLICIES - Assets classified as held for sale (Details) $ in Millions, $ in Millions	1 Months Ended		12 Months Ended
	Dec. 31, 2024 ARS ($) item	Jun. 30, 2024 ARS ($) item	Dec. 31, 2024 ARS ($) item	Dec. 31, 2023 ARS ($)	Dec. 31, 2022 ARS ($)	Dec. 31, 2022 USD ($)
SIGNIFICANT ACCOUNTING POLICIES
Number of properties | item			1
Number of properties sold | item	1
Proceeds from disposal of non-current assets	$ 1,558
Gains (losses) on disposals of non-current assets	1,079
Pre sale agreement amount	$ 2,153		$ 2,153
Assets and liabilities classified as held for sale
SIGNIFICANT ACCOUNTING POLICIES
Number of properties | item		2
Pre sale agreement amount		$ 2,631
Assets classified as held for sale | Costanera
SIGNIFICANT ACCOUNTING POLICIES
Impairment loss for assets				$ 367	$ 14,680
Net sale price of building						$ 6